Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings/(Loss) Attributable to Owners of Company
Earnings/(Loss) Attributable to Owners of the Group:

	2023		2022		2021
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Income/(loss) for the year, attributable to the owners of the Group	(65,697)	(65,697)	(50,354)	(50,354)	(60,558)	(60,558)

Schedule of Weighted-Average Number of Ordinary Shares
Weighted-Average Number of Ordinary Shares:

	2023		2022		2021
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	278,566,306	278,566,306	287,796,585	287,796,585	285,885,025	285,885,025
Effect of shares issued & treasury shares purchased	(2,263,773)	(2,263,773)	(3,037,150)	(3,037,150)	705,958	705,958
Weighted average number of ordinary shares at December 31,	276,302,533	276,302,533	284,759,435	284,759,435	286,590,983	286,590,983

Schedule of Earnings/(Loss) per Share	Earnings/(Loss) per Share:

	2023		2022		2021
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.24)	(0.24)	(0.18)	(0.18)	(0.21)	(0.21)